Column Mid Cap Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Aerospace & Defense - 3.6%
Axon Enterprise, Inc. (a)	6,298	$4,074,554
BWX Technologies, Inc.	7,134	933,484
Curtiss-Wright Corp.	8,836	3,301,395
General Dynamics Corp.	7,464	2,119,850
HEICO Corp. - Class A	33,052	6,978,269
Hexcel Corp.	32,210	2,041,792
Howmet Aerospace, Inc.	57,328	6,786,489
Huntington Ingalls Industries, Inc.	5,210	1,031,163
L3Harris Technologies, Inc.	10,982	2,704,317
Leonardo DRS, Inc. (a)	1,652	57,440
Textron, Inc.	31,606	2,706,422
Woodward, Inc.	17,813	3,212,040
		35,947,215

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	1,519	160,376
Expeditors International of Washington, Inc.	19,318	2,349,842
GXO Logistics, Inc. (a)	2,287	139,118
		2,649,336

Automobile Components - 0.3%
Aptiv PLC (a)	11,833	657,087
Autoliv, Inc.	2,103	208,449
BorgWarner, Inc.	26,596	912,775
Gentex Corp.	36,236	1,107,372
Lear Corp.	1,324	129,540
		3,015,223

Automobiles - 0.1%
Harley-Davidson, Inc.	20,430	687,061
Lucid Group, Inc. (a)	5,496	11,981
Rivian Automotive, Inc. - Class A (a)	6,635	81,146
Thor Industries, Inc.	1,470	164,052
		944,240

Banks - 2.9%
Bank OZK	3,338	166,800
BOK Financial Corp.	642	76,315
Cadence Bank	5,841	223,068
Citizens Financial Group, Inc.	12,131	583,986
Columbia Banking System, Inc.	3,061	94,922
Comerica, Inc.	4,100	296,225
Commerce Bancshares, Inc./MO	32,092	2,366,785
Cullen/Frost Bankers, Inc.	1,549	217,820
East West Bancorp, Inc.	15,002	1,645,419
Fifth Third Bancorp	79,268	3,809,620
First Citizens BancShares, Inc./NC - Class A	279	640,305
First Hawaiian, Inc.	31,471	868,914
First Horizon Corp.	14,938	315,640
FNB Corp./PA	9,646	165,429
Home BancShares, Inc./AR	4,923	156,354
Huntington Bancshares, Inc./OH	167,777	3,021,664
KeyCorp	143,328	2,792,029
M&T Bank Corp.	4,440	976,756
Old National Bancorp/IN	8,019	185,720
Pinnacle Financial Partners, Inc.	2,133	271,126
PNC Financial Services Group, Inc.	3,162	678,945
Popular, Inc.	2,132	211,835
Prosperity Bancshares, Inc.	2,319	194,170
Regions Financial Corp.	26,037	709,769
SouthState Corp.	2,008	222,265
Synovus Financial Corp.	4,314	246,200
Truist Financial Corp.	53,318	2,542,202
United Bankshares, Inc./WV	3,736	157,921
US Bancorp	52,221	2,782,857
Webster Financial Corp.	4,761	294,135
Westamerica BanCorp	15,012	859,137
Western Alliance Bancorp	3,598	336,809
Wintrust Financial Corp.	3,027	417,756
Zions Bancorp NA	4,739	286,804
		28,815,702

Beverages - 0.4%
Celsius Holdings, Inc. (a)	3,743	106,488
Coca-Cola Consolidated, Inc.	197	256,945
Coca-Cola Europacific Partners PLC	14,144	1,097,292
Heineken NV	13,827	1,026,194
Molson Coors Beverage Co. - Class B	2,463	152,854
Pernod Ricard SA	10,199	1,141,159
Primo Brands Corp. - Class A	2,308	65,824
		3,846,756

Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (a)	5,122	1,296,225
Biogen, Inc. (a)	1,445	232,110
BioMarin Pharmaceutical, Inc. (a)	4,394	290,136
CRISPR Therapeutics AG (a)	914	46,769
Exelixis, Inc. (a)	7,917	288,654
Halozyme Therapeutics, Inc. (a)	26	1,253
Incyte Corp. (a)	4,651	346,918
Krystal Biotech, Inc. (a)	477	94,169
Madrigal Pharmaceuticals, Inc. (a)	297	97,473
Moderna, Inc. (a)	3,046	131,161
Natera, Inc. (a)	17,399	2,919,204
Neurocrine Biosciences, Inc. (a)	2,846	360,731
Roivant Sciences Ltd. (a)	8,968	113,983
United Therapeutics Corp. (a)	629	233,038
Vaxcyte, Inc. (a)	2,347	221,416
Viking Therapeutics, Inc. (a)	2,039	107,945
		6,781,185

Broadline Retail - 0.3%
Dillard's, Inc. - Class A	115	50,959
eBay, Inc.	37,367	2,364,957
Macy's, Inc.	10,045	163,131
		2,579,047

Building Products - 3.3%
A O Smith Corp.	3,336	248,499
AAON, Inc.	6,667	908,979
Advanced Drainage Systems, Inc.	6,345	858,415
Allegion PLC	44,257	6,233,156
AZEK Co., Inc. (a)	3,872	205,681
Builders FirstSource, Inc. (a)	12,760	2,379,357
Carlisle Cos., Inc.	4,034	1,842,328
Fortune Brands Innovations, Inc.	3,295	257,998
Johnson Controls International PLC	4,057	340,220
Lennox International, Inc.	15,086	10,064,323
Masco Corp.	75,270	6,063,751
Masterbrand, Inc. (a)	24,199	418,643
Owens Corning	2,617	538,108
Resideo Technologies, Inc. (a)	30,523	829,615
Simpson Manufacturing Co., Inc.	1,344	253,210
Trex Co., Inc. (a)	3,280	246,098
UFP Industries, Inc.	5,377	730,734
Zurn Elkay Water Solutions Corp.	3,476	138,414
		32,557,529

Capital Markets - 8.4%
Affiliated Managers Group, Inc.	6,681	1,252,955
AllianceBernstein Holding LP	17,278	626,673
Ameriprise Financial, Inc.	7,125	4,089,536
Ares Management Corp. - Class A	25,398	4,488,588
Bank of New York Mellon Corp.	29,777	2,437,843
Blue Owl Capital, Inc. - Class A	67,558	1,603,151
Carlyle Group, Inc.	42,298	2,251,522
Cboe Global Markets, Inc.	2,635	568,765
Coinbase Global, Inc. - Class A (a)	2,691	797,074
Evercore, Inc. - Class A	18,762	5,776,820
FactSet Research Systems, Inc.	9,806	4,811,510
Franklin Resources, Inc.	7,210	164,100
Freedom Holding Corp./NV (a)	361	42,916
Hamilton Lane, Inc. - Class A	6,306	1,213,274
Houlihan Lokey, Inc.	66,596	12,592,638
Intercontinental Exchange, Inc.	22,737	3,659,747
Invesco Ltd.	11,118	201,125
Jefferies Financial Group, Inc.	36,494	2,888,135
LPL Financial Holdings, Inc.	26,947	8,761,817
MarketAxess Holdings, Inc.	995	257,397
Morningstar, Inc.	664	235,156
MSCI, Inc.	5,281	3,219,456
Northern Trust Corp.	34,226	3,804,562
Raymond James Financial, Inc.	39,644	6,710,936
Robinhood Markets, Inc. - Class A (a)	26,914	1,010,352
SEI Investments Co.	3,268	270,035
State Street Corp.	7,503	739,120
Stifel Financial Corp.	36,646	4,243,607
T Rowe Price Group, Inc.	20,676	2,560,516
Tradeweb Markets, Inc. - Class A	22,816	3,091,568
		84,370,894

Chemicals - 1.8%
Akzo Nobel NV	17,904	1,042,917
Albemarle Corp.	18,959	2,041,884
Axalta Coating Systems Ltd. (a)	5,600	226,576
CF Industries Holdings, Inc.	22,095	1,981,038
Corteva, Inc.	5,670	352,901
DuPont de Nemours, Inc.	19,388	1,620,643
Eastman Chemical Co.	26,027	2,725,547
FMC Corp.	723	42,722
International Flavors & Fragrances, Inc.	5,416	494,806
LyondellBasell Industries NV - Class A	7,538	628,217
Mosaic Co.	24,817	656,658
NewMarket Corp.	249	132,856
Olin Corp.	26,379	1,123,482
PPG Industries, Inc.	11,659	1,450,030
RPM International, Inc.	3,512	487,395
Scotts Miracle-Gro Co.	30,828	2,376,530
Westlake Corp.	971	124,676
		17,508,878

Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	13,086	748,127
Clean Harbors, Inc. (a)	9,262	2,408,953
MSA Safety, Inc.	940	163,381
RB Global, Inc.	16,405	1,603,753
Republic Services, Inc.	24,996	5,456,627
Rollins, Inc.	7,442	374,556
Tetra Tech, Inc.	6,235	258,815
Veralto Corp.	2,173	235,097
		11,249,309

Communications Equipment - 0.5%
Ciena Corp. (a)	3,442	239,976
F5, Inc. (a)	7,858	1,967,250
Juniper Networks, Inc.	3,195	114,765
Motorola Solutions, Inc.	5,457	2,726,863
		5,048,854

Construction & Engineering - 1.3%
AECOM	2,930	342,722
API Group Corp. (a)	5,044	190,562
Comfort Systems USA, Inc.	6,144	3,030,651
EMCOR Group, Inc.	5,336	2,722,000
Fluor Corp. (a)	5,195	291,595
MasTec, Inc. (a)	408	58,777
Quanta Services, Inc.	14,211	4,895,974
Vinci SA	15,706	1,657,379
WillScot Holdings Corp. (a)	4,527	173,112
		13,362,772

Construction Materials - 0.2%
Eagle Materials, Inc.	996	307,684
Martin Marietta Materials, Inc.	1,663	997,800
Summit Materials, Inc. - Class A (a)	2,903	147,879
Vulcan Materials Co.	3,146	906,457
		2,359,820

Consumer Finance - 0.7%
Ally Financial, Inc.	9,368	374,533
Credit Acceptance Corp. (a)	144	71,669
Discover Financial Services	12,789	2,333,097
FirstCash Holdings, Inc.	970	105,594
OneMain Holdings, Inc.	3,794	217,586
SLM Corp.	38,605	1,057,005
SoFi Technologies, Inc. (a)	20,958	343,921
Synchrony Financial	40,774	2,753,060
		7,256,465

Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings, Inc. (a)	3,472	334,354
Casey's General Stores, Inc.	1,048	441,093
Dollar General Corp.	3,074	237,528
Dollar Tree, Inc. (a)	21,254	1,514,772
Koninklijke Ahold Delhaize NV	70,198	2,419,768
Kroger Co.	15,765	962,926
Performance Food Group Co. (a)	3,655	322,517
Sprouts Farmers Market, Inc. (a)	3,339	515,809
Sysco Corp.	36,016	2,777,194
US Foods Holding Corp. (a)	17,694	1,234,510
		10,760,471

Containers & Packaging - 1.8%
Amcor PLC	34,285	364,792
AptarGroup, Inc.	1,710	295,762
Avery Dennison Corp.	6,651	1,369,774
Ball Corp.	37,163	2,310,052
Berry Global Group, Inc.	2,699	195,165
Crown Holdings, Inc.	2,937	270,468
Graphic Packaging Holding Co.	71,522	2,152,097
International Paper Co.	9,327	548,707
Packaging Corp. of America	32,128	7,995,053
Sealed Air Corp.	45,277	1,657,138
Smurfit WestRock PLC	8,529	469,266
Sonoco Products Co.	2,691	139,609
		17,767,883

Distributors - 0.6%
Genuine Parts Co.	1,595	202,134
Pool Corp.	15,622	5,890,900
		6,093,034

Diversified Consumer Services - 0.5%
ADT, Inc.	8,058	61,402
Duolingo, Inc. (a)	5,550	1,932,899
Frontdoor, Inc. (a)	22,310	1,307,366
H&R Block, Inc.	20,323	1,204,747
Service Corp. International/US	3,549	314,406
		4,820,820

Diversified Telecommunication Services - 0.0%(b)
Frontier Communications Parent, Inc. (a)	8,632	300,480
Iridium Communications, Inc.	12	357
		300,837

Electric Utilities - 1.9%
Alliant Energy Corp.	3,097	195,730
American Electric Power Co., Inc.	6,074	606,550
Avangrid, Inc.	484	17,472
Duke Energy Corp.	6,962	814,902
Edison International	33,484	2,938,221
Entergy Corp.	13,146	2,053,011
Evergy, Inc.	36,695	2,371,598
Eversource Energy	37,460	2,415,795
Exelon Corp.	11,566	457,551
FirstEnergy Corp.	34,196	1,455,040
IDACORP, Inc.	6	711
NRG Energy, Inc.	4,988	506,831
OGE Energy Corp.	25,152	1,105,682
Pinnacle West Capital Corp.	996	93,325
PPL Corp.	13,879	484,793
Xcel Energy, Inc.	44,658	3,240,385
		18,757,597

Electrical Equipment - 2.5%
Acuity Brands, Inc.	985	315,880
AMETEK, Inc.	58,419	11,355,485
Atkore, Inc.	1,142	107,702
Emerson Electric Co.	18,097	2,399,662
Generac Holdings, Inc. (a)	8,723	1,641,669
Hubbell, Inc.	1,304	599,957
NEXTracker, Inc. - Class A (a)	1,430	54,569
nVent Electric PLC	4,349	340,570
Rockwell Automation, Inc.	2,082	614,482
Sensata Technologies Holding PLC	80,931	2,601,122
Vertiv Holdings Co. - Class A	36,630	4,673,988
		24,705,086

Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc. (a)	24,080	2,893,453
CDW Corp./DE	3,708	652,349
Cognex Corp.	1,052	42,059
Coherent Corp. (a)	28,914	2,896,026
Corning, Inc.	12,097	588,761
Fabrinet (a)	1,119	262,495
Flex Ltd. (a)	126,987	4,948,683
Insight Enterprises, Inc. (a)	1,049	164,116
IPG Photonics Corp. (a)	5	390
Jabil, Inc.	3,846	522,402
Keysight Technologies, Inc. (a)	30,924	5,283,056
Littelfuse, Inc.	309	76,221
Novanta, Inc. (a)	794	132,582
TD SYNNEX Corp.	1,367	162,659
TE Connectivity PLC	15,375	2,323,470
Teledyne Technologies, Inc. (a)	13,290	6,449,106
Trimble, Inc. (a)	3,964	289,253
Vontier Corp.	3,861	151,583
Zebra Technologies Corp. - Class A (a)	11,430	4,652,010
		32,490,674

Energy Equipment & Services - 1.1%
Baker Hughes Co.	74,426	3,271,023
ChampionX Corp.	49,327	1,526,670
Halliburton Co.	52,500	1,672,650
Helmerich & Payne, Inc.	37,288	1,291,283
NOV, Inc.	9,509	152,334
TechnipFMC PLC	43,010	1,349,224
Tidewater, Inc. (a)	7,036	363,902
Valaris Ltd. (a)	1,662	76,768
Weatherford International PLC	13,803	1,135,987
		10,839,841

Entertainment - 0.4%
Electronic Arts, Inc.	2,500	409,175
Liberty Media Corp.-Liberty Formula One - Class A (a)	242	19,578
Liberty Media Corp.-Liberty Formula One - Class C (a)	2,097	185,291
Live Nation Entertainment, Inc. (a)	2,981	412,123
Roku, Inc. (a)	3,296	227,523
Spotify Technology SA (a)	6,038	2,879,884
Warner Bros Discovery, Inc. (a)	25,908	271,516
		4,405,090

Financial Services - 1.3%
Affirm Holdings, Inc. (a)	20,683	1,448,017
Corpay, Inc. (a)	1,606	612,175
Edenred SE	21,767	719,853
Equitable Holdings, Inc.	9,728	469,181
Essent Group Ltd.	2,889	166,926
Fidelity National Information Services, Inc.	27,468	2,343,020
Global Payments, Inc.	21,890	2,604,034
Jack Henry & Associates, Inc.	1,864	328,400
MGIC Investment Corp.	8,484	222,790
Rocket Cos., Inc. - Class A (a)	50,158	728,796
Shift4 Payments, Inc. - Class A (a)	1,355	154,578
Toast, Inc. - Class A (a)	32,899	1,432,423
Voya Financial, Inc.	13,558	1,125,314
WEX, Inc. (a)	1,070	201,866
		12,557,373

Food Products - 1.1%
Archer-Daniels-Midland Co.	10,829	591,263
Bunge Global SA	4,406	395,394
Conagra Brands, Inc.	109,982	3,030,004
Darling Ingredients, Inc. (a)	1,173	47,542
Freshpet, Inc. (a)	7,319	1,120,173
General Mills, Inc.	38,914	2,578,442
Hormel Foods Corp.	2,224	72,124
Ingredion, Inc.	1,914	282,009
Kellanova	3,307	268,826
Lamb Weston Holdings, Inc.	18,202	1,405,922
McCormick & Co., Inc./MD	3,900	305,799
Pilgrim's Pride Corp. (a)	1,041	53,726
Post Holdings, Inc. (a)	1,070	128,914
The Campbell's Co.	3,481	160,822
Tyson Foods, Inc. - Class A	7,009	452,081
		10,893,041

Gas Utilities - 0.4%
Atmos Energy Corp.	2,933	443,821
ONE Gas, Inc.	20,836	1,624,583
Spire, Inc.	23,882	1,747,924
UGI Corp.	14	425
		3,816,753

Ground Transportation - 1.9%
CSX Corp.	110,056	4,022,547
JB Hunt Transport Services, Inc.	2,394	452,729
Knight-Swift Transportation Holdings, Inc.	4,143	245,929
Landstar System, Inc.	6,375	1,185,240
Norfolk Southern Corp.	18,891	5,211,082
Old Dominion Freight Line, Inc.	16,131	3,631,733
Ryder System, Inc.	1,543	260,520
Saia, Inc. (a)	722	410,876
U-Haul Holding Co.	3,142	196,187
U-Haul Holding Co. (a)	282	19,929
XPO, Inc. (a)	20,405	3,109,926
		18,746,698

Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)	17,451	4,062,069
Baxter International, Inc.	7,989	269,309
Becton Dickinson & Co.	9,611	2,132,681
Cooper Cos., Inc. (a)	91,319	9,539,183
DENTSPLY SIRONA, Inc.	86,377	1,697,308
Envista Holdings Corp. (a)	51,528	1,148,559
GE HealthCare Technologies, Inc.	25,755	2,143,331
Globus Medical, Inc. - Class A (a)	940	80,473
Hologic, Inc. (a)	17,206	1,367,877
IDEXX Laboratories, Inc. (a)	1,255	529,296
Insulet Corp. (a)	6,661	1,777,022
Lantheus Holdings, Inc. (a)	6	536
Masimo Corp. (a)	1,206	208,083
Medtronic PLC	15,602	1,350,197
ResMed, Inc.	2,878	716,680
Solventum Corp. (a)	3,225	230,620
STERIS PLC	2,083	456,302
Teleflex, Inc.	2,647	510,474
Zimmer Biomet Holdings, Inc.	46,690	5,233,949
		33,453,949

Health Care Providers & Services - 3.6%
Acadia Healthcare Co., Inc. (a)	2,267	92,108
Cardinal Health, Inc.	16,819	2,055,955
Cencora, Inc.	33,845	8,513,710
Centene Corp. (a)	65,310	3,918,600
Chemed Corp.	360	206,060
DaVita, Inc. (a)	1,254	208,377
Encompass Health Corp.	35,189	3,622,356
Ensign Group, Inc.	1,675	244,902
Henry Schein, Inc. (a)	42,128	3,245,962
Humana, Inc.	3,516	1,042,072
Labcorp Holdings, Inc.	22,033	5,313,478
Molina Healthcare, Inc. (a)	6,243	1,859,790
Quest Diagnostics, Inc.	13,722	2,232,021
Tenet Healthcare Corp. (a)	15,018	2,142,768
Universal Health Services, Inc. - Class B	6,519	1,336,395
		36,034,554

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	639	33,867
Veeva Systems, Inc. - Class A (a)	1,891	430,864
		464,731

Hotels, Restaurants & Leisure - 2.7%
Aramark	3,170	128,987
Boyd Gaming Corp.	17,333	1,280,042
Caesars Entertainment, Inc. (a)	1,436	55,272
Carnival Corp. (a)	30,501	775,640
Cava Group, Inc. (a)	13,614	1,918,213
Choice Hotels International, Inc.	447	67,604
Churchill Downs, Inc.	10,562	1,500,966
Darden Restaurants, Inc.	30,156	5,315,598
Domino's Pizza, Inc.	9,602	4,572,376
Hilton Worldwide Holdings, Inc.	15,748	3,991,173
Hyatt Hotels Corp. - Class A	1,023	161,573
Light & Wonder, Inc. (a)	2,215	210,514
MGM Resorts International (a)	4,187	160,530
Norwegian Cruise Line Holdings Ltd. (a)	11,884	319,561
Red Rock Resorts, Inc. - Class A	1,312	65,718
Texas Roadhouse, Inc.	16,728	3,433,756
Vail Resorts, Inc.	857	153,609
Wingstop, Inc.	2,725	895,898
Wyndham Hotels & Resorts, Inc.	17,386	1,706,957
		26,713,987

Household Durables - 1.7%
DR Horton, Inc.	22,360	3,773,921
Garmin Ltd.	18,040	3,835,304
Installed Building Products, Inc.	745	170,411
Lennar Corp. - Class A	3,281	572,174
Meritage Homes Corp.	1,230	235,016
Mohawk Industries, Inc. (a)	9,558	1,326,937
NVR, Inc. (a)	240	2,216,539
PulteGroup, Inc.	14,995	2,028,374
Taylor Morrison Home Corp. (a)	3,371	249,016
Tempur Sealy International, Inc.	26,029	1,457,103
Toll Brothers, Inc.	3,488	576,113
TopBuild Corp. (a)	931	363,686
Whirlpool Corp.	502	55,933
		16,860,527

Household Products - 0.4%
Church & Dwight Co., Inc.	5,136	565,628
Clorox Co.	2,345	392,014
Kimberly-Clark Corp.	16,221	2,260,396
Reckitt Benckiser Group PLC	13,370	826,891
Reynolds Consumer Products, Inc.	1,304	36,108
		4,081,037

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	10,081	131,456
Clearway Energy, Inc. - Class A	381	10,596
Clearway Energy, Inc. - Class C	991	29,225
Vistra Corp.	22,716	3,630,925
		3,802,202

Insurance - 4.6%
Aflac, Inc.	2,257	257,298
Allstate Corp.	11,984	2,485,362
American Financial Group, Inc./OH	2,037	299,154
Aon PLC - Class A	2,631	1,030,142
Arch Capital Group Ltd.	16,240	1,635,693
Assurant, Inc.	1,601	363,587
Axis Capital Holdings Ltd.	2,543	236,601
Brown & Brown, Inc.	63,504	7,182,302
Cincinnati Financial Corp.	3,918	626,214
CNA Financial Corp.	593	29,911
Erie Indemnity Co. - Class A	750	330,420
Everest Group Ltd.	1,645	637,536
First American Financial Corp.	12,346	866,072
Globe Life, Inc.	2,464	274,095
Hanover Insurance Group, Inc.	9,953	1,642,344
Hartford Financial Services Group, Inc.	9,394	1,158,374
Kinsale Capital Group, Inc.	274	139,312
Loews Corp.	5,022	435,558
Markel Group, Inc. (a)	1,289	2,298,184
Old Republic International Corp.	7,080	275,908
Primerica, Inc.	1,056	319,704
Principal Financial Group, Inc.	6,087	530,117
Progressive Corp.	17,002	4,571,498
Reinsurance Group of America, Inc.	22,775	5,201,810
RenaissanceRe Holdings Ltd.	15,790	4,518,308
RLI Corp.	1,093	192,259
Ryan Specialty Holdings, Inc.	1,629	122,827
Selective Insurance Group, Inc.	1,561	159,362
Travelers Cos., Inc.	4,159	1,106,460
Unum Group	3,390	260,691
W R Berkley Corp.	65,552	4,231,382
Willis Towers Watson PLC	8,733	2,812,026
		46,230,511

Interactive Media & Services - 0.1%
Pinterest, Inc. - Class A (a)	14,356	435,274
Reddit, Inc. - Class A (a)	6,621	931,508
		1,366,782

IT Services - 1.5%
Akamai Technologies, Inc. (a)	31,924	3,001,494
Amdocs Ltd.	24,185	2,097,323
Cloudflare, Inc. - Class A (a)	8,843	882,797
Cognizant Technology Solutions Corp. - Class A	24,077	1,937,958
EPAM Systems, Inc. (a)	1,606	391,735
Gartner, Inc. (a)	4,083	2,114,708
GoDaddy, Inc. - Class A (a)	19,129	3,779,317
Twilio, Inc. - Class A (a)	4,740	495,520
		14,700,852

Leisure Products - 0.0%(b)
Brunswick Corp./DE	2,070	166,656
Hasbro, Inc.	961	62,609
Mattel, Inc. (a)	4,464	84,905
		314,170

Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	19,067	2,630,674
Avantor, Inc. (a)	29,482	620,891
Bio-Rad Laboratories, Inc. - Class A (a)	7,079	2,410,612
Bio-Techne Corp.	3,151	237,459
Bruker Corp.	2,314	134,096
ICON PLC (a)	5,444	1,144,601
Illumina, Inc. (a)	1,198	172,692
IQVIA Holdings, Inc. (a)	12,922	2,595,254
Medpace Holdings, Inc. (a)	711	242,188
QIAGEN NV	52,279	2,270,477
Revvity, Inc.	1,899	220,550
Waters Corp. (a)	1,575	605,934
West Pharmaceutical Services, Inc.	17,409	5,669,763
		18,955,191

Machinery - 5.3%
AGCO Corp.	969	98,073
Allison Transmission Holdings, Inc.	2,215	262,478
Crane Co.	637	115,985
Cummins, Inc.	13,571	5,089,668
Donaldson Co., Inc.	3,347	261,233
Dover Corp.	28,927	5,956,069
Esab Corp.	1,481	191,167
Fortive Corp.	16,609	1,317,592
Graco, Inc.	4,391	399,932
IDEX Corp.	1,524	351,480
Ingersoll Rand, Inc.	22,055	2,297,469
ITT, Inc.	22,083	3,447,598
Lincoln Electric Holdings, Inc.	1,500	327,720
Middleby Corp. (a)	1,292	185,260
Mueller Industries, Inc.	3,703	299,091
Nordson Corp.	19,024	4,965,074
Oshkosh Corp.	19,690	2,236,981
Parker-Hannifin Corp.	3,105	2,182,505
Pentair PLC	55,255	6,022,242
RBC Bearings, Inc. (a)	742	248,652
Snap-on, Inc.	10,431	3,856,236
Timken Co.	10,982	850,556
Toro Co.	2,551	222,141
Watts Water Technologies, Inc. - Class A	3,882	837,697
Weir Group PLC	29,292	827,938
Westinghouse Air Brake Technologies Corp.	49,711	9,973,021
Xylem, Inc./NY	5,043	639,200
		53,463,058

Media - 0.9%
Fox Corp. - Class A	4,214	198,564
Fox Corp. - Class B	12,865	575,451
Interpublic Group of Cos., Inc.	79,409	2,446,591
Liberty Broadband Corp. - Class A (a)	247	20,914
Liberty Broadband Corp. - Class C (a)	1,799	153,167
New York Times Co. - Class A	4,023	218,288
News Corp. - Class A	10,644	312,401
News Corp. - Class B	3,179	102,014
Nexstar Media Group, Inc.	345	58,854
Omnicom Group, Inc.	8,495	890,446
Paramount Global - Class A	226	5,144
Paramount Global - Class B	12,172	132,066
Trade Desk, Inc. - Class A (a)	33,280	4,278,144
		9,392,044

Metals & Mining - 0.8%
Alcoa Corp.	4,645	215,667
ATI, Inc. (a)	3,522	211,919
Cleveland-Cliffs, Inc. (a)	16,936	210,853
Commercial Metals Co.	20,297	1,252,122
Freeport-McMoRan, Inc.	23,507	1,039,010
Reliance, Inc.	7,137	2,292,690
Royal Gold, Inc.	1,705	249,373
Steel Dynamics, Inc.	16,348	2,374,874
United States Steel Corp.	52	2,120
		7,848,628

Multi-Utilities - 1.3%
Ameren Corp.	2,429	229,273
CenterPoint Energy, Inc.	58,232	1,899,528
CMS Energy Corp.	3,808	265,456
Consolidated Edison, Inc.	5,168	519,849
DTE Energy Co.	17,676	2,223,287
Northwestern Energy Group, Inc.	44,373	2,451,164
Public Service Enterprise Group, Inc.	8,929	842,005
WEC Energy Group, Inc.	45,412	4,588,883
		13,019,445

Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Corp.	9,335	149,080
Antero Resources Corp. (a)	6,133	200,488
APA Corp.	6,588	149,218
Chord Energy Corp.	10,332	1,317,537
Civitas Resources, Inc.	3,216	166,846
ConocoPhillips	4,699	509,077
Coterra Energy, Inc.	155,337	4,150,605
Devon Energy Corp.	10,434	395,970
Diamondback Energy, Inc.	19,481	3,459,631
DT Midstream, Inc.	2,560	271,667
EnLink Midstream LLC	6,874	110,053
Enterprise Products Partners LP	95,466	3,286,894
EQT Corp.	76,248	3,464,709
Expand Energy Corp.	3,727	368,824
Hess Midstream LP - Class A	1,866	70,721
HF Sinclair Corp.	5,097	208,620
Kinetik Holdings, Inc.	233	13,752
Matador Resources Co.	3,516	210,995
Murphy Oil Corp.	35,459	1,151,354
Occidental Petroleum Corp.	27,637	1,397,879
Ovintiv, Inc.	8,564	388,977
Permian Resources Corp.	15,979	250,231
Phillips 66	5,846	783,247
Range Resources Corp.	46,758	1,671,131
Targa Resources Corp.	28,599	5,842,776
Texas Pacific Land Corp.	495	792,045
Viper Energy, Inc.	2,417	130,784
		30,913,111

Paper & Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	531	62,764
Magnera Corp. (a)	745	15,258
		78,022

Passenger Airlines - 0.4%
Alaska Air Group, Inc. (a)	17,055	897,093
Delta Air Lines, Inc.	11,806	753,459
Southwest Airlines Co.	67,783	2,193,458
United Airlines Holdings, Inc. (a)	2,944	285,067
		4,129,077

Personal Care Products - 0.2%
Estee Lauder Cos., Inc. - Class A	2,567	185,132
Kenvue, Inc.	73,270	1,764,342
		1,949,474

Pharmaceuticals - 0.1%
Catalent, Inc. (a)	2,849	174,102
Elanco Animal Health, Inc. (a)	12,769	168,678
Jazz Pharmaceuticals PLC (a)	1,157	140,680
Royalty Pharma PLC - Class A	4,374	116,611
Viatris, Inc.	33,435	437,664
		1,037,735

Professional Services - 3.4%
Booz Allen Hamilton Holding Corp.	3,164	468,842
Broadridge Financial Solutions, Inc.	32,262	7,614,477
Clarivate PLC (a)	10,595	60,709
Equifax, Inc.	30,807	8,057,879
ExlService Holdings, Inc. (a)	3,485	161,565
Exponent, Inc.	44,437	4,386,376
FTI Consulting, Inc. (a)	6	1,215
Genpact Ltd.	1,869	86,273
Jacobs Solutions, Inc.	4,950	699,088
KBR, Inc.	1,061	64,541
Leidos Holdings, Inc.	8,190	1,354,626
Parsons Corp. (a)	15,575	1,493,798
Paycom Software, Inc.	336	77,925
Paylocity Holding Corp. (a)	298	61,847
Robert Half, Inc.	24,041	1,793,699
Science Applications International Corp.	9,128	1,134,154
SS&C Technologies Holdings, Inc.	21,283	1,646,027
TriNet Group, Inc.	855	79,883
Verisk Analytics, Inc.	17,241	5,072,475
		34,315,399

Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	43,766	6,126,802
CoStar Group, Inc. (a)	8,580	697,897
Jones Lang LaSalle, Inc. (a)	12,799	3,591,400
Zillow Group, Inc. - Class A (a)	842	68,648
Zillow Group, Inc. - Class C (a)	3,391	287,252
		10,771,999

Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems, Inc. (a)	475	10,322
Amkor Technology, Inc.	4,189	110,757
Applied Materials, Inc.	11,095	1,938,407
Astera Labs, Inc. (a)	23,660	2,442,895
Cirrus Logic, Inc. (a)	257	26,844
Enphase Energy, Inc. (a)	3,234	230,746
Entegris, Inc.	32,901	3,475,333
First Solar, Inc. (a)	1,089	217,005
GLOBALFOUNDRIES, Inc. (a)	2,010	86,932
Lattice Semiconductor Corp. (a)	872	49,486
MACOM Technology Solutions Holdings, Inc. (a)	22,061	2,930,142
Microchip Technology, Inc.	12,658	862,896
Monolithic Power Systems, Inc.	12,009	6,816,789
ON Semiconductor Corp. (a)	19,663	1,398,433
Onto Innovation, Inc. (a)	1,390	228,210
Qorvo, Inc. (a)	2,228	153,843
Skyworks Solutions, Inc.	28,335	2,481,863
Teradyne, Inc.	3,779	415,690
Universal Display Corp.	17,264	2,840,273
Wolfspeed, Inc. (a)	11	105
		26,716,971

Software - 5.2%
ANSYS, Inc. (a)	9,972	3,501,169
AppLovin Corp. - Class A (a)	12,729	4,286,491
Aspen Technology, Inc. (a)	24,049	6,012,250
Aurora Innovation, Inc. (a)	6,700	43,349
Bentley Systems, Inc. - Class B	102,399	5,068,750
BILL Holdings, Inc. (a)	10,508	948,032
Check Point Software Technologies Ltd. (a)	11,766	2,141,412
CyberArk Software Ltd. (a)	7,987	2,583,874
Datadog, Inc. - Class A (a)	20,235	3,090,896
DocuSign, Inc. (a)	5,254	418,691
Dolby Laboratories, Inc. - Class A	1,452	113,721
Fair Isaac Corp. (a)	895	2,125,652
Gen Digital, Inc.	22,108	682,032
Guidewire Software, Inc. (a)	17,664	3,583,849
HubSpot, Inc. (a)	4,394	3,168,294
InterDigital, Inc.	5,199	1,018,796
Manhattan Associates, Inc. (a)	9,864	2,815,580
MicroStrategy, Inc. - Class A (a)	3,240	1,255,403
Monday.com Ltd. (a)	4,957	1,414,530
Qualys, Inc. (a)	1,192	183,091
Samsara, Inc. - Class A (a)	47,420	2,536,496
SentinelOne, Inc. - Class A (a)	6,730	188,103
Synopsys, Inc. (a)	3,512	1,961,417
Tyler Technologies, Inc. (a)	4,003	2,518,567
UiPath, Inc. - Class A (a)	10,204	144,999
Varonis Systems, Inc. (a)	1,322	66,047
Zoom Communications, Inc. - Class A (a)	5,495	454,382
		52,325,873

Specialty Retail - 2.5%
Abercrombie & Fitch Co. - Class A (a)	1,960	293,392
AutoNation, Inc. (a)	919	164,400
AutoZone, Inc. (a)	844	2,675,092
Best Buy Co., Inc.	4,773	429,570
Burlington Stores, Inc. (a)	9,323	2,627,967
CarMax, Inc. (a)	2,443	205,139
Chewy, Inc. - Class A (a)	646	21,583
Dick's Sporting Goods, Inc.	1,771	367,022
Floor & Decor Holdings, Inc. - Class A (a)	2,919	327,541
GameStop Corp. - Class A (a)	8,052	233,911
Gap, Inc.	9,155	222,009
Lithia Motors, Inc.	711	275,086
Murphy USA, Inc.	580	317,724
Penske Automotive Group, Inc.	458	76,275
Ross Stores, Inc.	60,875	9,427,711
TJX Cos., Inc.	15,982	2,008,778
Tractor Supply Co.	7,290	2,067,954
Ulta Beauty, Inc. (a)	6,954	2,688,694
Williams-Sonoma, Inc.	4,778	821,912
		25,251,760

Technology Hardware, Storage & Peripherals - 0.6%
Dell Technologies, Inc. - Class C	5,649	720,756
Hewlett Packard Enterprise Co.	32,071	680,547
HP, Inc.	53,911	1,910,067
NetApp, Inc.	15,321	1,878,967
Pure Storage, Inc. - Class A (a)	4,821	255,465
Super Micro Computer, Inc. (a)	3,830	125,011
		5,570,813

Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC (a)	485	25,055
Columbia Sportswear Co.	6	523
Crocs, Inc. (a)	577	60,931
Deckers Outdoor Corp. (a)	20,061	3,931,154
Levi Strauss & Co. - Class A	2,594	45,291
PVH Corp.	1,980	214,573
Ralph Lauren Corp.	5,964	1,380,070
Skechers USA, Inc. - Class A (a)	4,188	267,278
Tapestry, Inc.	3,888	242,145
VF Corp.	8,709	176,183
		6,343,203

Trading Companies & Distributors - 2.4%
Air Lease Corp.	65,106	3,313,895
Applied Industrial Technologies, Inc.	1,152	316,477
Beacon Roofing Supply, Inc. (a)	31,569	3,567,928
Boise Cascade Co.	1,471	217,120
Bunzl PLC	27,128	1,228,362
Core & Main, Inc. - Class A (a)	5,532	268,579
Fastenal Co.	6,300	526,428
Ferguson Enterprises, Inc.	4,349	939,080
FTAI Aviation Ltd.	11,775	1,987,855
GATX Corp.	15,241	2,501,963
MSC Industrial Direct Co., Inc. - Class A	34,028	2,922,325
SiteOne Landscape Supply, Inc. (a)	1,093	167,502
United Rentals, Inc.	3,159	2,735,694
Watsco, Inc.	825	455,070
WESCO International, Inc.	1,423	301,064
WW Grainger, Inc.	2,168	2,613,177
		24,062,519

Water Utilities - 0.0%(b)
American Water Works Co., Inc.	2,783	381,104
TOTAL COMMON STOCKS (Cost $782,902,005)		945,797,151

REAL ESTATE INVESTMENT TRUSTS - 3.4%	Shares	Value
Agree Realty Corp.	18,974	1,457,203
Americold Realty Trust, Inc.	72,570	1,731,520
BXP, Inc.	32,866	2,694,683
EastGroup Properties, Inc.	5,244	903,069
Equity LifeStyle Properties, Inc.	14,708	1,049,122
Equity Residential	41,819	3,205,845
Essex Property Trust, Inc.	6,045	1,876,731
Extra Space Storage, Inc.	7,237	1,237,238
Healthpeak Properties, Inc.	51,254	1,127,075
Invitation Homes, Inc.	17,275	591,669
Lamar Advertising Co. - Class A	11,672	1,564,281
Public Storage	4,509	1,569,357
Realty Income Corp.	39,675	2,296,786
Regency Centers Corp.	39,807	3,009,011
Rexford Industrial Realty, Inc.	15,521	653,124
SBA Communications Corp.	8,969	2,029,236
Simon Property Group, Inc.	12,426	2,281,414
Ventas, Inc.	34,832	2,231,686
VICI Properties, Inc.	80,891	2,637,856
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,284,973)		34,146,906

PREFERRED STOCKS - 0.1%	Shares	Value
Household Products - 0.1%
Henkel AG & Co. KGaA 0.00%	11,962	1,020,849
TOTAL PREFERRED STOCKS (Cost $944,975)		1,020,849

SHORT-TERM INVESTMENTS - 1.8%	S Shares	Value
Money Market Funds - 1.8%
Dreyfus Treasury Securities Cash Management - Class Institutional, 4.51% (c)	333,161	333,161
First American Government Obligations Fund - Class X, 4.56% (c)	18,072,153	18,072,153
TOTAL SHORT-TERM INVESTMENTS (Cost $18,405,314)		18,405,314

TOTAL INVESTMENTS - 99.9% (Cost $833,537,267)		999,370,220
Other Assets in Excess of Liabilities - 0.1%		1,115,117
TOTAL NET ASSETS - 100.0%		$1,000,485,337

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Column Mid Cap Fund
Schedule of Forward Currency Contracts
November 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/20/2024	CAD	1,325,844	USD	956,138	$(8,365)
Bank of America	12/20/2024	EUR	953,174	USD	1,035,306	(27,084)
Bank of America	12/20/2024	GBP	202,652	USD	268,582	(10,721)
Bank of America	12/20/2024	USD	983,702	CAD	1,325,844	35,929
Bank of America	12/20/2024	USD	9,143,031	EUR	8,198,935	470,588
Bank of America	12/20/2024	USD	2,818,685	GBP	2,125,442	114,210
Net Unrealized Appreciation (Depreciation)						$574,557

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
USD - United States Dollar

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Column Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$934,906,691	$10,890,460	$–	$945,797,151
Real Estate Investment Trusts	34,146,906	–	–	34,146,906
Preferred Stocks	–	1,020,849	–	1,020,849
Money Market Funds	18,405,314	–	–	18,405,314
Total Investments	$987,458,911	$11,911,309	$–	$999,370,220

Other Financial Instruments*:
Forwards	–	620,727	–	620,727
Total Other Financial Instruments	$–	$620,727	$–	$620,727

Liabilities:
Other Financial Instruments*:
Forwards	–	(46,170)	–	(46,170)
Total Other Financial Instruments	$–	$(46,170)	$–	$(46,170)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of November 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.